Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT FOR THE YEAR	€ 4,521	€ 4,331
OTHER RECOGNIZED INCOME AND EXPENSE	(2,000)	(4,018)
Total items that will not be reclassified to profit or loss	538	74
Actuarial gains and losses on defined benefit pension plans	981	35
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(136)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(33)
Income tax relating to items that will not be reclassified to profit or loss	(274)	39
Total items that may be reclassified to profit or loss	(2,538)	(4,092)
Hedges of net investments in foreign operations (Effective portion)	293	310
Revaluation gain (losses)	293	310
Exchanges differences	(2,437)	(4,626)
Revaluation gains (losses)	(2,437)	(4,626)
Cash flow hedges (Effective portion)	(138)	(321)
Revaluation gains (losses)	(644)	353
Amounts transferred to income statement	506	(674)
Financial assets available-for-sale		731
Revaluation gains (losses)		1,041
Amounts transferred to income statement		(310)
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(549)
Revaluation gains (losses)	(269)
Amounts transferred to income statement	(280)
Share of other recognized income and expense of investments	(85)	(42)
Income tax relating to items that may be reclassified to profit or loss	378	(144)
Total recognized income and expenses	2,521	313
Comprehensive income, attributable to non-controlling interests	587	455
Comprehensive income, attributable to the parent	€ 1,934	€ (142)